UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form N-23C-1

                       STATEMENT BY REGISTERED CLOSED-END
             INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

               REPORT FOR CALENDAR MONTH ENDING   February 29, 2000
                                                  -----------------

                         CENTRAL SECURITIES CORPORATION
                ------------------------------------------------
               (Name of registered closed-end investment company)

--------------------------------------------------------------------------------------------------
                                                      Approximate Asset            Name of
Date of                         Number of   Price     Value or Approximate         Seller or
Each          Identification    Shares      Per       Asset Coverage Per Share     of Seller's
Transaction   of Security       Purchased   Share     at Time of Purchase          Broker
--------------------------------------------------------------------------------------------------
 2/29/00      Common Stock          8       $30.125         $37.70                 Lloyd Silberman


REMARKS:  None

                                                 CENTRAL SECURITIES CORPORATION
                                                 -------------------------------
                                                        (Name of Registrant)

                                              By /s/ Karen E. Riley
                                                 -------------------------------
                                                              (Name)

                                                 Secretary
                                                 -------------------------------
                                                              (Title)


Date of Statement: March 9, 2000